UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    MARCH 31, 2003
                                                ------------------
Check here if Amendment [ ];        Amendment Number: ___
     This Amendment (Check only one.):        [   ] is a restatement.
                                              [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             ASSET ADVISORS CORPORATION

Address:          2814A HILLCREEK DRIVE
                  AUGUSTA, GA 30909-6484

Form 13F File Number:    028-06662
                         ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kevin M. Wilson
         -------------------------------------
Title:   Treasurer/CIO
         -------------------------------------
Phone:   706-650-9900
         -------------------------------------

Signature, Place, and Date of Signing:

    /S/ KEVIN M. WILSON              Augusta, GA                May 6, 2003
    ----------------------------    -----------------------  -----------------
    [Signature]                     [City, State]                [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number       Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]

                              Form 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                          0
                                                  -------------------------

Form 13F Information Table Entry Total:                     94
                                                  -------------------------

Form 13F Information Table Value Total:                   143,848
                                                  -------------------------
                                                       (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]


                                                Market             Investment Descretion                  Voting Authority
          Title                   CUSIP          Value             -------------------------  Other   ---------------------------
Name of Issuer  & of Class       Number         (1000's) Shares  (a)Sole (b)Shared (c)Other  Manager (a)Sole (b)Shared  (c)Other
--------------------------       ----------    --------- ------   ------- --------- -------- ------- ------- ---------  --------
TOTALS:                                          143,848  4,800,280                                                      4,800,280

Coca-Cola Company                   191216100     12,523    309,353                                                        309,353
Exxon Mobil Corporation             30231G102      7,621    218,046                                                        218,046
Johnson & Johnson                   478160104      6,630    114,574                                                        114,574
Microsoft Corp.                     594918104      6,531    269,774                                                        269,774
Merck & Co Inc                      589331107      5,408     98,725                                                         98,725
General Electric Co                 369604103      5,103    200,128                                                        200,128
American Express Co                 025816109      4,249    127,865                                                        127,865
American Int'l Group                026874107      3,814     77,127                                                         77,127
Paychex Inc.                        704326107      3,742    136,230                                                        136,230
Mediacom Communications
 Corp ClA                           58446K105      3,511    398,984                                                        398,984
Bank of America Corp                060505104      3,441     51,481                                                         51,481
Jefferson Pilot Corp                475070108      3,340     86,810                                                         86,810
Suntrust Banks Inc                  867914103      3,078     58,454                                                         58,454
Wal-Mart Stores                     931142103      2,931     56,341                                                         56,341
3M Company                          88579Y101      2,704     20,794                                                         20,794
T Rowe Price Group.                 74144T108      2,698     99,480                                                         99,480
Hershey Foods Corp                  427866108      2,658     42,416                                                         42,416
Anheuser-Busch Co Inc               035229103      2,654     56,950                                                         56,950
Georgia Bank Fin Corp               373127109      2,564     58,547                                                         58,547
FedEx Corp                          31428X106      2,511     45,594                                                         45,594
Royal Dutch Pete                    780257804      1,814     44,508                                                         44,508
I Shares US Total Mkt.              464287846      1,782     44,600                                                         44,600
St Joe Company                      790148100      1,643     60,400                                                         60,400
Pfizer Inc.                         717081103      1,622     52,051                                                         52,051
Stan&Poors Dep Recs.                78462F103      1,514     17,865                                                         17,865
Wachovia Corp                       929903102      1,493     43,808                                                         43,808
Intl Game Technology                448947101      1,420     17,340                                                         17,340
Block (H&R) Inc                     093671105      1,353     31,690                                                         31,690
Tribune Company                     896047107      1,310     29,100                                                         29,100
PepsiCo Incorporated                713448108      1,307     32,664                                                         32,664
Charles Schwab Corp                 808513105      1,282    177,540                                                        177,540
Intuit Inc                          461202103      1,246     33,500                                                         33,500
Intern'l Business Mach              459200101      1,215     15,486                                                         15,486
Alltel Corp.                        020039103      1,204     26,900                                                         26,900
BerkshireHathawayClB                084670207      1,188        556                                                            556
Cousins Properties Inc              222795106      1,140     44,100                                                         44,100
Forest Laboratories Inc             345838106      1,123     20,800                                                         20,800
Diebold Inc                         253651103      1,103     32,500                                                         32,500
Duke Realty                         264411505      1,093     40,500                                                         40,500
Walt Disney Holdings Co             254687106      1,032     60,650                                                         60,650
Equity Rsntl Pptys Tr               29476L107        981     40,754                                                         40,754
Health Care Ppty Inv Inc            421915109        954     28,600                                                         28,600
Cisco Systems                       17275R102        915     70,463                                                         70,463
T I B Financial Corp                872449103        888     53,600                                                         53,600
Southtrust Corp                     844730101        864     33,845                                                         33,845
-Carnival Corp                      143658102        861     35,700                                                         35,700
Gillette Co                         375766102        822     26,565                                                         26,565
Royal Bank Scotland prd D 9.125%    780097606        771     28,100                                                         28,100
Intel Corp                          458140100        743     45,669                                                         45,669
Procter & Gamble Co                 742718109        679      7,624                                                          7,624
BellSouth Corp                      079860102        667     30,785                                                         30,785
Cintas Corp                         172909105        666     20,250                                                         20,250
SBC Communications                  78387G103        657     32,746                                                         32,746
Kimberly Clark Corp                 494368103        612     13,462                                                         13,462
Church & Dwight Co                  171340102        610     20,100                                                         20,100
Delta & Pine Land Co                247357106        590     26,096                                                         26,096
Home Depot                          437076102        560     22,978                                                         22,978


Zimmer Holdings Inc                 98956P102        556     11,440                                                         11,440
Choicepoint Inc                     170388102        556     16,399                                                         16,399
CitiGroup Inc                       172967101        549     15,940                                                         15,940
Brown Forman Corp                   115637209        546      7,100                                                          7,100
Newmont Mining Corp                 651639106        492     18,800                                                         18,800
ConocoPhillips                      20825C104        439      8,196                                                          8,196
Genuine Parts Co                    372460105        406     13,300                                                         13,300
Barrick Gold Corp.                  02451E109        372     23,900                                                         23,900
General Dynamics Corp               369550108        369      6,700                                                          6,700
Georgia Pwr Cap V 7.125             37333R308        368     13,800                                                         13,800
Marsh & McLennan Co Inc.            571748102        362      8,493                                                          8,493
State Street Corp                   857477103        362     11,446                                                         11,446
Mattel Inc                          577081102        360     15,982                                                         15,982
Amgen Inc                           031162100        359      6,238                                                          6,238
Verizon Communications              92343V104        354     10,024                                                         10,024
AGL Resources Inc                   047753108        349     14,759                                                         14,759
Cross Timbers Royalty Tr            22757R109        320     16,900                                                         16,900
Polaris Industries Inc              731068102        314      6,317                                                          6,317
Southern Company                    842587107        305     10,738                                                         10,738
Dover Corporation                   260003108        291     12,000                                                         12,000
Clarcor Inc                         179895107        290      8,000                                                          8,000
Young Innovations Inc               987520103        286     13,000                                                         13,000
Deere & Co                          244199105        255      6,500                                                          6,500
Bristol Myers Squibb Co             110122108        254     11,999                                                         11,999
ChevronTexaco Corp                  721467108        241      3,728                                                          3,728
Dominion Res Inc Va New             25746U109        238      4,300                                                          4,300
Macrovision                         555904101        235     19,600                                                         19,600
Colgate-Palmolive Co                194162103        230      4,226                                                          4,226
Swiss Helvetia Fund Inc             870875101        221     24,946                                                         24,946
Abbott Labs                         002824100        218      5,790                                                          5,790
Regions Finl Corp                   758940100        209      6,444                                                          6,444

Internap Network
 Services Corp                      45885A102         56    140,698                                                        140,698
Earth Search Science Inc            270313109          2    130,000                                                        130,000
Migratec Inc                        598622108          5     27,250                                                         27,250
Universal Display Cp                91347P105        115     14,100                                                         14,100
Fidelity Nat'l Corp                 316396100         99     10,560                                                         10,560
Flag Financial Corp                 33832H107        132     10,365                                                         10,365
All Other less than
10000 shares and less
than $200,000                       various        5,299    218,734                                                        218,734

TOTALS:                                          143,848  4,800,280                                                      4,800,280
